SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Compass Digital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SEGMENT ASSETS

	December 31, 2025	December 31, 2024
Cash	$972	$27,720
Cash held in Trust Account	$1,293,496	$27,637,300

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
General and administrative expenses	$1,100,454	$1,794,928
Interest earned on cash held in Trust Account	$344,811	$1,928,109